SECURED NOTES- Movement in the Company's secured notes (Details) - CAD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
SECURED NOTES
Purchase of secured notes		$ 2,464,000
Revaluation of secured notes		33,599
Secured notes, end of year	$ 2,454,300	2,454,300
Secured notes
SECURED NOTES
Purchase of secured notes	2,464,000
Revaluation of secured notes	33,599
Foreign exchange loss	(43,299)
Secured notes, end of year	$ 2,454,300	$ 2,454,300